Supplemental Oil and Gas Disclosures - Proved Reserve Data (Detail)	12 Months Ended
	Dec. 31, 2013 MBbls	Dec. 31, 2012 MBbls	Dec. 31, 2011 MBbls	Dec. 31, 2010 MBbls
Reserve Quantities [Line Items]
Beginning balance	2,851,679	2,989,854	2,953,265
Proved developed reserves	1,832,936	1,981,945	1,992,327	1,984,991
Proved undeveloped reserves	813,480	869,734	997,527	968,274
Extensions, discoveries and other additions	389,336	372,393	342,078
Purchase of minerals in-place	5,976	73,457	80,420
Revisions of previous estimates	32,539	(298,712)	(59,086)
Production	(277,683)	(284,997)	(273,074)
Sale of properties	(355,431)	(316)	(53,749)
Ending balance	2,646,416	2,851,679	2,989,854
United States [Member]
Reserve Quantities [Line Items]
Beginning balance	1,424,287	1,290,082	1,304,512
Proved developed reserves	976,795	1,021,610	905,069	895,223
Proved undeveloped reserves	370,566	402,677	385,013	409,290
Extensions, discoveries and other additions	253,578	217,598	117,842
Purchase of minerals in-place	273	68,486	16,949
Revisions of previous estimates	13,482	(38,172)	(8,477)
Production	(121,074)	(113,461)	(104,263)
Sale of properties	(223,185)	(246)	(36,481)
Ending balance	1,347,361	1,424,287	1,290,082
Canada [Member]
Reserve Quantities [Line Items]
Beginning balance	540,913	764,293	756,984
Proved developed reserves	322,362	390,800	456,569	477,594
Proved undeveloped reserves	139,509	150,113	307,724	279,389
Extensions, discoveries and other additions	74,107	68,612	106,778
Purchase of minerals in-place		614	2,225
Revisions of previous estimates	18,274	(247,811)	(38,570)
Production	(39,177)	(44,725)	(45,856)
Sale of properties	(132,246)	(70)	(17,268)
Ending balance	461,871	540,913	764,293
Egypt [Member]
Reserve Quantities [Line Items]
Beginning balance	273,283	291,863	306,613
Proved developed reserves	222,880	221,819	222,651	234,419
Proved undeveloped reserves	48,028	51,464	69,212	72,194
Extensions, discoveries and other additions	51,135	45,516	57,882
Purchase of minerals in-place	5
Revisions of previous estimates	859	(6,007)	(12,456)
Production	(54,374)	(58,089)	(60,176)
Ending balance	270,908	273,283	291,863
Australia [Member]
Reserve Quantities [Line Items]
Beginning balance	342,206	329,542	314,219
Proved developed reserves	126,948	128,395	148,328	161,866
Proved undeveloped reserves	199,240	213,811	181,214	152,353
Extensions, discoveries and other additions	4,764	35,772	40,534
Purchase of minerals in-place		567
Revisions of previous estimates	(135)	(49)
Production	(20,647)	(23,626)	(25,211)
Ending balance	326,188	342,206	329,542
North Sea [Member]
Reserve Quantities [Line Items]
Beginning balance	169,189	196,741	155,059
Proved developed reserves	117,457	137,626	163,248	116,396
Proved undeveloped reserves	32,633	31,563	33,493	38,663
Extensions, discoveries and other additions	2,001	3,325	483
Purchase of minerals in-place	5,698	3,790	61,246
Revisions of previous estimates	24	(7,258)
Production	(26,822)	(27,409)	(20,047)
Ending balance	150,090	169,189	196,741
Argentina [Member]
Reserve Quantities [Line Items]
Beginning balance	101,801	117,333	115,878
Proved developed reserves	66,494	81,695	96,462	99,493
Proved undeveloped reserves	23,504	20,106	20,871	16,385
Extensions, discoveries and other additions	3,751	1,570	18,559
Revisions of previous estimates	35	585	417
Production	(15,589)	(17,687)	(17,521)
Ending balance	89,998	101,801	117,333
Crude Oil And Condensate [Member]
Reserve Quantities [Line Items]
Beginning balance	1,182,625	1,161,577	1,152,277
Proved developed reserves	794,795	825,811	804,653	803,046
Proved undeveloped reserves	336,690	356,814	356,924	349,231
Extensions, discoveries and other additions	192,222	147,535	126,733
Purchase of minerals in-place	3,713	18,549	40,414
Revisions of previous estimates	1,533	(16,052)	(31,991)
Production	(126,515)	(128,840)	(124,080)
Sale of properties	(122,093)	(144)	(1,776)
Ending balance	1,131,485	1,182,625	1,161,577
Crude Oil And Condensate [Member] | United States [Member]
Reserve Quantities [Line Items]
Beginning balance	677,905	634,014	636,855
Proved developed reserves	457,981	474,837	428,251	422,737
Proved undeveloped reserves	195,835	203,068	205,763	214,117
Extensions, discoveries and other additions	133,227	84,656	45,676
Purchase of minerals in-place	85	15,942	5,097
Revisions of previous estimates	1,683	(7,474)	(8,904)
Production	(53,621)	(49,089)	(43,587)
Sale of properties	(105,463)	(144)	(1,123)
Ending balance	653,816	677,905	634,014
Crude Oil And Condensate [Member] | Canada [Member]
Reserve Quantities [Line Items]
Beginning balance	150,345	141,591	147,146
Proved developed reserves	80,526	79,695	81,846	90,292
Proved undeveloped reserves	56,366	70,650	59,746	56,855
Extensions, discoveries and other additions	10,177	18,935	16,712
Purchase of minerals in-place		188	705
Revisions of previous estimates	(531)	(4,577)	(17,117)
Production	(6,469)	(5,792)	(5,202)
Sale of properties	(16,630)		(653)
Ending balance	136,892	150,345	141,591
Crude Oil And Condensate [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Beginning balance	124,034	128,035	127,127
Proved developed reserves	119,242	106,746	105,840	109,657
Proved undeveloped reserves	16,302	17,288	22,195	17,470
Extensions, discoveries and other additions	43,738	36,188	45,021
Purchase of minerals in-place	5
Revisions of previous estimates	457	(3,678)	(6,185)
Production	(32,690)	(36,511)	(37,928)
Ending balance	135,544	124,034	128,035
Crude Oil And Condensate [Member] | Australia [Member]
Reserve Quantities [Line Items]
Beginning balance	63,861	67,945	66,136
Proved developed reserves	22,524	29,053	35,725	48,072
Proved undeveloped reserves	36,703	34,808	32,220	18,064
Extensions, discoveries and other additions	2,539	6,277	15,762
Purchase of minerals in-place		276
Revisions of previous estimates	(118)	(66)
Production	(7,055)	(10,571)	(13,953)
Ending balance	59,227	63,861	67,945
Crude Oil And Condensate [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Beginning balance	147,654	169,405	154,368
Proved developed reserves	100,327	119,635	136,990	115,705
Proved undeveloped reserves	29,253	28,019	32,415	38,663
Extensions, discoveries and other additions	1,543	346	332
Purchase of minerals in-place	3,623	2,143	34,612
Revisions of previous estimates	18	(928)
Production	(23,258)	(23,312)	(19,907)
Ending balance	129,580	147,654	169,405
Crude Oil And Condensate [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Beginning balance	18,826	20,587	20,645
Proved developed reserves	14,195	15,845	16,001	16,583
Proved undeveloped reserves	2,231	2,981	4,585	4,062
Extensions, discoveries and other additions	998	1,133	3,230
Revisions of previous estimates	24	671	215
Production	(3,422)	(3,565)	(3,503)
Ending balance	16,426	18,826	20,587
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Beginning balance	258,352	207,898	156,458
Proved developed reserves	217,129	183,949	145,438	121,376
Proved undeveloped reserves	74,732	74,403	62,460	35,082
Extensions, discoveries and other additions	73,245	79,866	51,679
Purchase of minerals in-place	340	470	9,824
Revisions of previous estimates	2,141	(13,626)	2,504
Production	(23,595)	(16,256)	(11,366)
Sale of properties	(18,622)		(1,201)
Ending balance	291,861	258,352	207,898
Natural Gas Liquids [Member] | United States [Member]
Reserve Quantities [Line Items]
Beginning balance	215,397	160,033	122,160
Proved developed reserves	184,485	154,508	107,490	91,800
Proved undeveloped reserves	63,538	60,889	52,543	30,361
Extensions, discoveries and other additions	69,231	71,965	43,915
Purchase of minerals in-place	45	230	586
Revisions of previous estimates	1,591	(4,559)	1,713
Production	(19,922)	(12,272)	(8,071)
Sale of properties	(18,319)		(270)
Ending balance	248,023	215,397	160,033
Natural Gas Liquids [Member] | Canada [Member]
Reserve Quantities [Line Items]
Beginning balance	34,254	31,450	27,844
Proved developed reserves	26,099	21,996	23,256	23,701
Proved undeveloped reserves	9,970	12,258	8,193	4,142
Extensions, discoveries and other additions	4,014	7,655	5,890
Purchase of minerals in-place		9	47
Revisions of previous estimates	546	(2,569)	774
Production	(2,442)	(2,291)	(2,174)
Sale of properties	(303)		(931)
Ending balance	36,069	34,254	31,450
Natural Gas Liquids [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Extensions, discoveries and other additions			18
Production			(18)
Natural Gas Liquids [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Beginning balance	2,818	9,262
Proved developed reserves	2,435	2,438	8,753
Proved undeveloped reserves	215	380	509
Extensions, discoveries and other additions		246	72
Purchase of minerals in-place	295	231	9,191
Revisions of previous estimates	1	(6,329)
Production	(464)	(592)	(1)
Ending balance	2,650	2,818	9,262
Natural Gas Liquids [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Beginning balance	5,883	7,153	6,454
Proved developed reserves	4,110	5,007	5,939	5,875
Proved undeveloped reserves	1,009	876	1,215	579
Extensions, discoveries and other additions			1,784
Revisions of previous estimates	3	(169)	17
Production	(767)	(1,101)	(1,102)
Ending balance	5,119	5,883	7,153
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning balance	8,464,206	9,722,273	9,867,182
Proved developed reserves	4,926,064	5,833,105	6,253,418	6,363,417
Proved undeveloped reserves	2,412,348	2,631,101	3,468,855	3,503,765
Extensions, discoveries and other additions	743,212	869,949	981,993
Purchase of minerals in-place	11,535	326,627	181,091
Revisions of previous estimates	173,191	(1,614,206)	(177,591)
Production	(765,437)	(839,403)	(825,770)
Sale of properties	(1,288,295)	(1,034)	(304,632)
Ending balance	7,338,412	8,464,206	9,722,273
Natural Gas [Member] | United States [Member]
Reserve Quantities [Line Items]
Beginning balance	3,185,907	2,976,211	3,272,985
Proved developed reserves	2,005,966	2,353,587	2,215,973	2,284,116
Proved undeveloped reserves	667,160	832,320	760,238	988,869
Extensions, discoveries and other additions	306,721	365,863	169,506
Purchase of minerals in-place	855	313,885	67,595
Revisions of previous estimates	61,247	(156,840)	(7,716)
Production	(285,187)	(312,600)	(315,631)
Sale of properties	(596,417)	(612)	(210,528)
Ending balance	2,673,126	3,185,907	2,976,211
Natural Gas [Member] | Canada [Member]
Reserve Quantities [Line Items]
Beginning balance	2,137,884	3,547,511	3,491,967
Proved developed reserves	1,294,420	1,734,657	2,108,801	2,181,615
Proved undeveloped reserves	439,037	403,227	1,438,710	1,310,352
Extensions, discoveries and other additions	359,493	252,130	505,049
Purchase of minerals in-place		2,503	8,838
Revisions of previous estimates	109,551	(1,443,989)	(133,359)
Production	(181,593)	(219,849)	(230,880)
Sale of properties	(691,878)	(422)	(94,104)
Ending balance	1,733,457	2,137,884	3,547,511
Natural Gas [Member] | Egypt [Member]
Reserve Quantities [Line Items]
Beginning balance	895,491	982,966	1,076,917
Proved developed reserves	621,825	690,436	700,866	748,573
Proved undeveloped reserves	190,355	205,055	282,100	328,344
Extensions, discoveries and other additions	44,382	55,967	77,049
Revisions of previous estimates	2,413	(13,974)	(37,623)
Production	(130,106)	(129,468)	(133,377)
Ending balance	812,180	895,491	982,966
Natural Gas [Member] | Australia [Member]
Reserve Quantities [Line Items]
Beginning balance	1,670,070	1,569,584	1,488,498
Proved developed reserves	626,543	596,052	675,618	682,763
Proved undeveloped reserves	975,224	1,074,018	893,966	805,735
Extensions, discoveries and other additions	13,351	176,969	148,640
Purchase of minerals in-place		1,745
Revisions of previous estimates	(101)	101
Production	(81,553)	(78,329)	(67,554)
Ending balance	1,601,767	1,670,070	1,569,584
Natural Gas [Member] | North Sea [Member]
Reserve Quantities [Line Items]
Beginning balance	112,304	108,442	4,144
Proved developed reserves	88,177	93,319	105,028	4,144
Proved undeveloped reserves	18,988	18,985	3,414
Extensions, discoveries and other additions	2,750	16,397	475
Purchase of minerals in-place	10,680	8,494	104,658
Revisions of previous estimates	32
Production	(18,601)	(21,029)	(835)
Ending balance	107,165	112,304	108,442
Natural Gas [Member] | Argentina [Member]
Reserve Quantities [Line Items]
Beginning balance	462,550	537,559	532,671
Proved developed reserves	289,133	365,054	447,132	462,206
Proved undeveloped reserves	121,584	97,496	90,427	70,465
Extensions, discoveries and other additions	16,515	2,623	81,274
Revisions of previous estimates	49	496	1,107
Production	(68,397)	(78,128)	(77,493)
Ending balance	410,717	462,550	537,559